VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—17.4%
Addcn Technology Co., Ltd. (Taiwan)	6,305	$ 41
Autohome, Inc. ADR (China)	1,903	53
Baltic Classifieds Group plc (Lithuania)	67,832	205
Sarana Menara Nusantara Tbk PT (Indonesia)	658,400	42
Tencent Holdings Ltd. (China)	2,800	105
Wirtualna Polska Holding S.A. (Poland)	1,864	58
		504

Consumer Discretionary—13.9%
Alibaba Group Holding Ltd. Sponsored ADR (China)	574	45
Allegro.eu S.A. (Poland)(1)	11,270	95
JD.com, Inc. ADR (China)	1,233	36
JD.com, Inc. Class A (China)	1,447	21
momo.com, Inc. (Taiwan)	2,057	34
Union Auction PCL Foreign Shares (Thailand)	179,200	60
Vasta Platform Ltd. Class A (Brazil)(1)	25,571	113
		404

Consumer Staples—17.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,100	62
Carlsberg Brewery Malaysia Bhd (Malaysia)	20,200	85
Heineken Malaysia Bhd (Malaysia)	14,800	78
Multi Bintang Indonesia Tbk PT (Indonesia)	99,000	50
Pernod Ricard S.A. (France)	372	65
Thai Beverage PCL (Thailand)	142,500	57
Wal-Mart de Mexico SAB de C.V. (Mexico)	16,546	69
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	34
		500

Financials—13.8%
Bank Central Asia Tbk PT (Indonesia)	100,000	61
Caixa Seguridade Participacoes S.A. (Brazil)	27,268	72
HDFC Bank Ltd. ADR (India)	799	54
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	632	58
Kfin Technologies Ltd. (India)(1)	6,813	39
Qualitas Controladora SAB de C.V. (Mexico)	4,720	48
United Overseas Bank Ltd. (Singapore)	3,100	67
		399

Health Care—1.3%
Prodia Widyahusada Tbk PT (Indonesia)	104,000	37
Industrials—23.7%
Credit Bureau Asia Ltd. (Singapore)	136,900	93
GFC Ltd. (Taiwan)	16,000	42
Grupa Pracuj S.A. (Poland)	10,787	170
Haitian International Holdings Ltd. (China)	27,166	67
Humanica PCL Foreign Shares (Thailand)	114,500	35
	Shares	Value

Industrials—continued
NICE Information Service Co., Ltd. (South Korea)	4,472	$ 33
Precision Tsugami China Corp., Ltd. (China)	53,000	63
S-1 Corp. (South Korea)	955	45
Saramin Co., Ltd. (South Korea)	1,814	25
Tegma Gestao Logistica S.A. (Brazil)	19,354	113
		686

Information Technology—10.4%
Koh Young Technology, Inc. (South Korea)	5,218	67
LEENO Industrial, Inc. (South Korea)	408	64
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,645	171
		302

Total Common Stocks (Identified Cost $2,902)		2,832

Total Long-Term Investments—97.8% (Identified Cost $2,902)		2,832

TOTAL INVESTMENTS—97.8% (Identified Cost $2,902)		$2,832
Other assets and liabilities, net—2.2%		63
NET ASSETS—100.0%		$2,895

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $58 or 2.0% of net assets.

Country Weightings†
China	17%
Poland	12
Brazil	11
Taiwan	10
South Korea	8
Lithuania	7
Indonesia	7
Other	28
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,832	$2,832
Total Investments	$2,832	$2,832
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR DEVELOPING MARKETS FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3